SCHEDULES OF INVESTMENTS
ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO
MARCH 31, 2019 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 96.5%

Communication Services – 1.6%
Diversified Telecommunication Services - 0.5%
ORBCOMM [1]	117,500	$796,650

Interactive Media & Services - 0.8%
QuinStreet [1]	87,700	1,174,303

Media - 0.3%
Marchex Cl. B [1]	102,300	483,879

Total		2,454,832

Consumer Discretionary – 12.9%
Auto Components - 3.1%
Fox Factory Holding [1,2]	16,500	1,153,185
Standard Motor Products	15,700	770,870
Stoneridge [1]	66,400	1,916,304
Unique Fabricating	173,300	778,117

		4,618,476

Hotels, Restaurants & Leisure - 2.6%
Century Casinos [1]	131,500	1,191,390
Del Taco Restaurants [1]	46,200	464,772
Lindblad Expeditions Holdings [1]	62,400	951,600
Red Lion Hotels [1]	155,000	1,252,400

		3,860,162

Household Durables - 1.2%
Cavco Industries [1]	5,504	646,885
Lovesac Company (The) [1]	42,400	1,179,144

		1,826,029

Internet & Direct Marketing Retail - 0.6%
Gaia Cl. A [1]	104,600	957,090

Leisure Products - 1.2%
MasterCraft Boat Holdings [1]	52,917	1,194,337
Nautilus [1]	111,600	620,496

		1,814,833

Specialty Retail - 2.9%
Citi Trends	47,886	924,679
Haverty Furniture	65,700	1,437,516
Kirkland’s [1]	97,800	687,534
Shoe Carnival	35,000	1,191,050

		4,240,779

Textiles, Apparel & Luxury Goods - 1.3%
Culp	30,649	589,380
Vera Bradley [1]	102,500	1,358,125

Total		1,947,505

		19,264,874

Consumer Staples – 2.5%
Beverages - 0.7%
Primo Water [1]	69,900	1,080,654

Food Products - 1.8%
Farmer Bros. [1]	47,800	956,478
John B. Sanfilippo & Son	18,100	1,300,847
Landec Corporation [1]	34,900	428,572

		2,685,897

Total		3,766,551

Energy – 4.6%
Energy Equipment & Services - 4.1%
Gulf Island Fabrication [1]	92,634	849,454
Independence Contract Drilling [1]	301,600	835,432
Natural Gas Services Group [1]	61,100	1,057,641
Newpark Resources [1]	160,000	1,465,600
Profire Energy [1]	486,229	870,350
Total Energy Services	139,300	1,010,077

		6,088,554

Oil, Gas & Consumable Fuels - 0.5%
Ardmore Shipping [1]	136,000	837,760

Total		6,926,314

Financials – 13.1%
Banks - 6.8%
Allegiance Bancshares [1]	29,000	977,880
BayCom Corporation [1]	35,882	812,369
Brookline Bancorp	51,200	737,280
Caribbean Investment Holdings [1]	1,751,547	342,195
County Bancorp	52,400	922,240
HarborOne Bancorp [1]	68,400	1,176,480
HomeTrust Bancshares	44,700	1,126,440
Investar Holding	46,200	1,049,202
Midway Investments [1,3]	1,751,577	0
Stewardship Financial	92,000	851,000
TriState Capital Holdings [1]	51,072	1,043,401
Two River Bancorp	72,400	1,147,540

		10,186,027

Capital Markets - 3.0%
B. Riley Financial	71,600	1,195,004
Canaccord Genuity Group	257,900	1,127,052
Silvercrest Asset Management Group Cl. A	90,300	1,286,775
Westwood Holdings Group	23,427	826,270

		4,435,101

Diversified Financial Services - 0.3%
Waterloo Investment Holdings [1,3]	1,302,000	390,600

Insurance - 0.6%
Health Insurance Innovations Cl. A [1,2]	30,400	815,328

Thrifts & Mortgage Finance - 2.4%
PCSB Financial	63,100	1,234,867
Territorial Bancorp	43,700	1,175,967
Western New England Bancorp	130,954	1,208,705

		3,619,539

Total		19,446,595

Health Care – 11.8%
Biotechnology - 3.1%
AMAG Pharmaceuticals [1]	19,600	252,448
BioSpecifics Technologies [1]	20,300	1,265,299
Dynavax Technologies [1]	53,900	394,009
Progenics Pharmaceuticals [1]	215,200	998,528
Zealand Pharma [1,2]	95,058	1,696,801

		4,607,085

Health Care Equipment & Supplies - 4.5%
AtriCure [1]	43,100	1,154,649
Chembio Diagnostics [1]	142,400	790,320
CryoLife [1]	42,089	1,227,736
OrthoPediatrics Corporation [1]	37,000	1,636,510
Surmodics [1]	25,178	1,094,740
Tactile Systems Technology [1,2]	16,200	854,064

		6,758,019

Life Sciences Tools & Services - 3.2%
Harvard Bioscience [1]	336,868	1,451,901
NeoGenomics [1]	88,900	1,818,894
Quanterix Corporation [1]	54,500	1,407,735

		4,678,530

Pharmaceuticals - 1.0%
Correvio Pharma [1,2]	198,800	628,208
Paratek Pharmaceuticals [1]	94,600	507,056
Tetraphase Pharmaceuticals [1]	253,900	340,226

		1,475,490

Total		17,519,124

Industrials – 22.1%
Aerospace & Defense - 1.5%
Astronics Corporation [1]	32,026	1,047,891
CPI Aerostructures [1]	174,344	1,133,236

		2,181,127

Commercial Services & Supplies - 1.3%
Acme United	50,865	813,840
Heritage-Crystal Clean [1]	41,634	1,142,853

		1,956,693

Construction & Engineering - 1.9%
Construction Partners Cl. A [1]	103,000	1,315,310
Northwest Pipe [1]	63,700	1,528,800

		2,844,110

Electrical Equipment - 1.9%
American Superconductor [1]	122,200	1,571,492
Encore Wire	22,800	1,304,616

		2,876,108

Industrial Conglomerates - 0.7%
Raven Industries	25,700	986,109

Machinery - 9.6%
Alimak Group	84,500	1,203,339
Exco Technologies	156,700	1,110,449
FreightCar America [1]	86,091	530,320
Global Brass and Copper Holdings	37,400	1,288,056
Graham Corporation	63,120	1,239,046
Greenbrier Companies (The)	16,600	535,018
Kadant	11,931	1,049,451
Kornit Digital [1]	73,800	1,756,440
Lindsay Corporation	11,900	1,151,801
Luxfer Holdings	46,400	1,159,072
Lydall [1]	38,800	910,248
Spartan Motors	20,700	182,781
Sun Hydraulics	20,100	934,851
Twin Disc [1]	46,200	769,230
Westport Fuel Systems [1]	312,300	484,065

		14,304,167

Marine - 0.8%
Clarkson	38,100	1,178,554

Professional Services - 3.8%
CRA International	22,106	1,117,238
GP Strategies [1]	85,208	1,035,277
Heidrick & Struggles International	25,600	981,248
Kforce	32,600	1,144,912
Resources Connection	87,954	1,454,759

		5,733,434

Road & Rail - 0.6%
Marten Transport	47,441	845,873

Total		32,906,175

Information Technology – 21.5%
Communications Equipment - 1.2%
Digi International [1]	97,400	1,234,058
EMCORE Corporation [1]	149,300	544,945

		1,779,003

Electronic Equipment, Instruments & Components - 6.1%
CUI Global [1]	298,762	352,539
ePlus [1]	13,792	1,221,144
Fabrinet [1]	22,669	1,186,949
LightPath Technologies Cl. A [1]	60,200	90,300
Mesa Laboratories	4,700	1,083,350
nLIGHT [1]	43,500	969,180
Novanta [1]	16,200	1,372,626
PC Connection	36,500	1,338,455
Vishay Precision Group [1]	41,100	1,406,031

		9,020,574

IT Services - 0.8%
Cass Information Systems	24,048	1,137,470

Semiconductors & Semiconductor Equipment - 9.7%
Adesto Technologies [1,2]	231,000	1,397,550
Aehr Test Systems [1]	349,500	482,310
AXT [1]	122,000	542,900
Brooks Automation	33,500	982,555
Cohu	39,500	582,625
CyberOptics Corporation [1]	29,600	506,160
Everspin Technologies [1,2]	92,500	708,550
Ichor Holdings [1]	23,500	530,630
NeoPhotonics Corporation [1]	165,900	1,043,511
Nova Measuring Instruments [1]	53,900	1,357,202
PDF Solutions [1]	85,700	1,058,395
Photronics [1]	157,100	1,484,595
Rudolph Technologies [1]	66,093	1,506,920
Silicon Motion Technology ADR	26,900	1,066,316
Ultra Clean Holdings [1]	122,800	1,270,980

		14,521,199

Software - 3.1%
Agilysys [1]	68,100	1,441,677
Amber Road [1]	159,200	1,380,264
Attunity [1]	19,100	447,895
QAD Cl. A	32,700	1,408,389

		4,678,225

Technology Hardware, Storage & Peripherals - 0.6%
AstroNova	43,700	891,043

Total		32,027,514

Materials – 3.8%
Chemicals - 2.0%
FutureFuel Corporation	62,400	836,160
Quaker Chemical	5,288	1,059,345
Trecora Resources [1]	115,400	1,048,986

		2,944,491

Metals & Mining - 1.8%
Haynes International	38,570	1,266,253
Major Drilling Group International [1]	254,700	855,766
Universal Stainless & Alloy Products [1]	31,600	523,612

		2,645,631

Total		5,590,122

Real Estate – 2.6%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Community Healthcare Trust	39,100	1,403,299

Real Estate Management & Development - 1.7%
FRP Holdings [1]	23,440	1,115,041
Marcus & Millichap [1]	33,900	1,380,747

		2,495,788

Total		3,899,087

TOTAL COMMON STOCKS
(Cost $123,030,378)		143,801,188

REPURCHASE AGREEMENT – 3.6%
Fixed Income Clearing Corporation,
0.50% dated 3/29/19, due 4/1/19,
maturity value $5,293,221 (collateralized
by obligations of various U.S. Government
Agencies, 1.625% due 8/31/22, valued at $5,399,327)
(Cost $5,293,000)		5,293,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 1.1%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-2.3237%)
(Cost $1,660,092)		1,660,092

TOTAL INVESTMENTS – 101.2%
(Cost $129,983,470)		150,754,280

LIABILITIES LESS CASH
AND OTHER ASSETS – (1.2)%		(1,806,752)

NET ASSETS – 100.0%		$148,947,528

SCHEDULES OF INVESTMENTS
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO
MARCH 31, 2019 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 94.3%

Communication Services – 1.8%
Media - 1.8%
Saga Communications Cl. A	161,536	$5,361,380

Total		5,361,380

Consumer Discretionary – 12.6%
Auto Components - 3.9%
Cooper-Standard Holdings [1]	60,800	2,855,168
Gentex Corporation	140,816	2,912,075
Stoneridge [1]	59,305	1,711,542
Tower International	142,951	3,006,260
Visteon Corporation [1]	18,900	1,272,915

		11,757,960

Hotels, Restaurants & Leisure - 2.7%
Cheesecake Factory	31,715	1,551,498
Hilton Grand Vacations [1]	219,494	6,771,390

		8,322,888

Household Durables - 0.6%
La-Z-Boy	50,586	1,668,832

Specialty Retail - 4.9%
American Eagle Outfitters	221,565	4,912,096
Caleres	178,417	4,405,116
Designer Brands	77,166	1,714,628
Shoe Carnival	116,712	3,971,709

		15,003,549

Textiles, Apparel & Luxury Goods - 0.5%
Steven Madden	42,606	1,441,787

Total		38,195,016

Consumer Staples – 2.1%
Food & Staples Retailing - 2.1%
Village Super Market Cl. A	230,512	6,299,893

Total		6,299,893

Energy – 1.6%
Energy Equipment & Services - 1.6%
Helmerich & Payne	77,800	4,322,568
Unit Corporation [1]	37,213	529,913

Total		4,852,481

Financials – 25.4%
Banks - 13.1%
Ames National	173,758	4,762,707
Bar Harbor Bankshares	73,181	1,893,192
Camden National	151,348	6,314,239
City Holding Company	42,410	3,231,218
CNB Financial	178,316	4,506,045
Codorus Valley Bancorp	73,060	1,559,831
Financial Institutions	122,582	3,331,779
Landmark Bancorp	40,591	925,881
MidWestOne Financial Group	118,069	3,217,380
National Bankshares	109,793	4,704,630
Northrim BanCorp	87,981	3,028,306
Unity Bancorp	118,098	2,229,690

		39,704,898

Capital Markets - 3.6%
Houlihan Lokey Cl. A	89,015	4,081,338
Moelis & Company Cl. A	110,371	4,592,537
Pzena Investment Management Cl. A	290,450	2,349,741

		11,023,616

Insurance - 2.2%
James River Group Holdings	51,535	2,065,523
Kingstone Companies	97,353	1,434,983
Reinsurance Group of America	22,136	3,142,869

		6,643,375

Thrifts & Mortgage Finance - 6.5%
Genworth MI Canada	172,550	5,228,084
Southern Missouri Bancorp	104,206	3,209,545
Timberland Bancorp	83,477	2,335,686
TrustCo Bank Corp. NY	731,882	5,679,404
WSFS Financial	85,700	3,308,020

		19,760,739

Total		77,132,628

Health Care – 0.9%
Health Care Providers & Services - 0.9%
AMN Healthcare Services [1]	23,341	1,099,128
Ensign Group (The)	30,814	1,577,368

Total		2,676,496

Industrials – 28.4%
Aerospace & Defense - 0.7%
Magellan Aerospace	150,200	1,996,148

Airlines - 4.7%
Allegiant Travel	38,893	5,035,477
Hawaiian Holdings	302,355	7,936,819
Spirit Airlines [1]	26,832	1,418,339

		14,390,635

Building Products - 1.7%
Apogee Enterprises	135,947	5,096,653

Commercial Services & Supplies - 2.1%
Herman Miller	90,003	3,166,306
Kimball International Cl. B	231,782	3,277,397

		6,443,703

Construction & Engineering - 0.5%
Comfort Systems USA	31,069	1,627,705

Electrical Equipment - 0.8%
EnerSys	36,300	2,365,308

Machinery - 9.5%
Alamo Group	28,807	2,878,972
Commercial Vehicle Group [1]	243,568	1,868,167
Federal Signal	64,922	1,687,323
Global Brass and Copper Holdings	102,271	3,522,213
Meritor [1]	356,229	7,249,260
Miller Industries	241,450	7,448,732
Wabash National	311,954	4,226,977

		28,881,644

Professional Services - 4.1%
Heidrick & Struggles International	75,608	2,898,055
Kforce	48,146	1,690,887
Korn Ferry	107,071	4,794,639
Robert Half International	19,764	1,287,822
TrueBlue [1]	78,348	1,852,147

		12,523,550

Road & Rail - 4.3%
ArcBest Corporation	205,200	6,318,108
Old Dominion Freight Line	8,904	1,285,648
Saia [1]	32,299	1,973,469
Werner Enterprises	100,539	3,433,407

		13,010,632

Total		86,335,978

Information Technology – 20.9%
Communications Equipment - 0.5%
NETGEAR [1]	44,514	1,474,304

Electronic Equipment, Instruments & Components - 13.1%
Benchmark Electronics	176,135	4,623,544
Celestica [1]	769,372	6,501,193
Fabrinet [1]	29,086	1,522,943
Insight Enterprises [1]	142,652	7,854,419
Methode Electronics	79,015	2,274,052
PC Connection	146,635	5,377,105
Sanmina Corporation [1]	190,693	5,501,493
Vishay Intertechnology	329,899	6,093,235

		39,747,984

Semiconductors & Semiconductor Equipment - 7.3%
Advanced Energy Industries [1]	117,052	5,815,143
Kulicke & Soffa Industries	291,426	6,443,429
MKS Instruments	59,191	5,507,723
Silicon Motion Technology ADR	115,600	4,582,384

		22,348,679

Total		63,570,967

Real Estate – 0.6%
Real Estate Management & Development - 0.6%
Marcus & Millichap [1]	47,942	1,952,678

Total		1,952,678

TOTAL COMMON STOCKS
(Cost $269,396,563)		286,377,517

REPURCHASE AGREEMENT – 4.5%
Fixed Income Clearing Corporation,
0.50% dated 3/29/19, due 4/1/19,
maturity value $13,597,567 (collateralized
by obligations of various U.S. Government
Agencies, 1.625% due 8/31/22, valued at $13,869,244)
(Cost $13,597,000)		13,597,000

TOTAL INVESTMENTS – 98.8%
(Cost $282,993,563)		299,974,517

CASH AND OTHER ASSETS
LESS LIABILITIES – 1.2%		3,677,978

NET ASSETS – 100.0%		$303,652,495

ADR – American Depository Receipt
[1]	Non-income producing.
[2]	All or a portion of these securities were on loan at March 31, 2019.
[3]
Securities for which market quotations are not readily available represent 0.3% of net assets for Royce Micro-Cap Portfolio. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Trustees. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

Tax Information:
At March 31, 2019, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

Net Unrealized
		Appreciation	Gross Unrealized

	Tax Basis Cost	(Depreciation)	Appreciation	Depreciation

Micro-Cap Portfolio	$ 130,011,094	$ 20,743,186	$ 40,117,666	$ 19,374,480
Small-Cap Portfolio	286,073,875	13,900,642	35,774,402	21,873,760

The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Funds value their non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Trust’s Board of Trustees, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, a Fund may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by a Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of each Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1	–	quoted prices in active markets for identical securities.
Level 2	–
other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities would be noted in the Schedules of Investments.

Level 3	–
significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value each Fund’s investments as of March 31, 2019. For a detailed breakout of common stocks by sector classification, please refer to the Schedules of Investments.

	Level 1	Level 2	Level 3	Total

Micro-Cap Portfolio
Common Stocks	$143,410,588	$–	$390,600	$143,801,188
Repurchase Agreement	–	5,293,000	–	5,293,000
Money Market Fund/Collateral Received for Securities Loaned	1,660,092	–	–	1,660,092
Small-Cap Portfolio
Common Stocks	286,377,517	–	–	286,377,517
Repurchase Agreement	–	13,597,000	–	13,597,000

Level 3 Reconciliation:

		Realized	Unrealized
	Balance as of 12/31/18	Gain (Loss)	Gain (Loss)	Balance as of 3/31/19

Micro-Cap Portfolio
Common Stocks	$390,600	$ –	$ –	$390,600

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information with adjustments (e.g. broker quotes, pricing services, net asset values).

					Impact to Valuation
	Fair Value at	Valuation	Unobservable		From an Increase in
	3/31/19	Technique(s)	Input(s)	Range Average	Input[1]

Micro-Cap Portfolio
		Discounted Present Value
Common Stocks	$390,600	Balance Sheet Analysis	Liquidity Discount	30%-40%	Decrease

[1]
This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

Repurchase Agreements:
The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities. The remaining contractual maturities of repurchase agreements held by the Funds at March 31, 2019 are overnight and continuous.

Securities Lending:
The Funds loan securities through a lending agent to qualified institutional investors for the purpose of realizing additional income. Collateral for the Funds on all securities loaned is accepted in cash and cash equivalents, which are invested temporarily by the custodian, as well as non-cash collateral, which includes short and long-term U.S. Treasuries. The collateral maintained is at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds retain the risk of any loss on the securities on loan as well as incurring the potential loss on investments purchased with cash collateral received for securities lending. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Funds could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value. Loans of securities generally do not have stated maturity dates, and the Funds may recall a security at any time. The Funds’ securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. The lending agent is not affiliated with Royce. The market value of non-cash collateral held by the Funds at March 31, 2019 was $2,330,139 for Micro-Cap Portfolio.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).